UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21846

CLOUGH GLOBAL OPPORTUNITIES FUND
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado		80203
(Address of principal executive offices)		(Zip code)

Erin Douglas Clough Global Opportunities Fund 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2008

Item 1 – Schedule of Investments.

Clough Global Opportunities Fund

STATEMENT OF INVESTMENTS

June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS 117.97%
Agriculture 0.12%
Sadia S.A. - ADR	173,000	$1,224,846

Consumer/Retail 4.74%
ASKUL Corp.	124,000	2,319,198
B&G Foods, Inc.	45,000	420,300
Belle International Holdings, Ltd.	1,360,000	1,224,431
China Mengniu Dairy Co., Ltd.	823,000	2,332,656
Ford Motor Co.(a)	201,306	968,282
GOME Electrical Appliances Holdings, Ltd.	5,910,000	2,804,450
Home Inns & Hotels Management, Inc. - ADR(a)	53,700	1,020,837
Honda Motor Co., Ltd.	242,547	8,253,874
Hyundai Department Store Co., Ltd. - ADR	56,200	4,550,586
Jardine Matheson Holdings, Ltd.	157,741	4,889,971
Jardine Strategic Holdings, Ltd.	127,557	2,168,469
Kraft Foods, Inc.	114,100	3,246,145
Little Sheep Group Ltd.(a)	257,000	94,926
Lotte Shopping Co., Ltd.	13,040	3,883,141
Parkson Retail Group Ltd.	182,000	1,328,135
Pou Sheng International Holdings Ltd.(a) (b)	3,604,000	1,109,314
Regal Hotels International Holdings, Ltd.	18,257,600	889,787
Sumco Corp.	105,000	2,323,775
Swire Pacific, Ltd.	291,000	2,976,338
Takashimaya Co. Ltd.	171,000	1,550,812
Yamada Denki Co. Ltd.	26,700	1,900,946
		50,256,373

Energy 42.34%
Alternative Energy Technologies 1.31%
Conergy AG(a)	15,200	318,292
Evergreen Solar, Inc.(a)	190,900	1,849,821
Sunpower Corp.(a)	102,300	7,363,554
Suntech Power Holdings Co., Ltd. - ADR(a)	118,501	4,439,047
		13,970,714
Coal 9.47%
Alpha Natural Resources, Inc.(a)	130,200	13,578,558
Arch Coal, Inc.	240,756	18,063,923
CONSOL Energy, Inc.	254,700	28,620,639
Massey Energy Co.	24,000	2,250,000
Patriot Coal Corp.(a)	1,320	202,343
Peabody Energy Corp.	349,400	30,764,669
Walter Industries, Inc.	64,300	6,993,911
		100,474,043
Exploration & Production 17.17%
American Oil & Gas, Inc.(a)	127,695	500,564
Anadarko Petroleum Corp.	240,000	17,961,600
Apache Corp.	39,300	5,462,700
Cabot Oil & Gas Corp.	87,500	5,926,375
Chesapeake Energy Corp.	254,500	16,786,820
ConocoPhillips	22,000	2,076,580
Devon Energy Corp.	100,900	12,124,144
Encana Corp.	66,100	6,010,473
Goodrich Petroleum Corp.(a)	59,900	4,966,908
Hess Corp.	102,900	12,984,951
InterOil Corp.(a)	165,000	4,851,000
OAO Gazprom - ADR	205,860	11,939,880
Occidental Petroleum Corp.	76,000	6,829,360
Parallel Petro Corp.(a)	89,247	1,796,542
PetroHawk Energy Corp.(a)	306,700	14,203,277
Petroleo Brasileiro S.A. - ADR	275,400	19,506,582
Range Resources Corp.	165,100	10,820,654
Southwestern Energy Co.(a)	370,800	17,653,789
Ultra Petroleum Corp.(a)	65,700	6,451,740
XTO Energy, Inc.	49,000	3,356,990
		182,210,929

Oil Services and Drillers 13.28%
Cameron International Corp.(a)	40,000	2,214,000
Exterran Holdings, Inc.(a)	87,100	6,226,779
FMC Technologies, Inc.(a)	37,800	2,907,954
Forest Oil Corp.(a)	65,900	4,909,550
Fred Olsen Energy ASA	20,000	1,213,383
Halliburton Co.	46,500	2,467,755
Hornbeck Offshore Services Inc.(a)	127,700	7,216,327
Nabors Industries, Ltd.(a)	43,200	2,126,736
National Oilwell Varco, Inc.(a)	215,600	19,128,032
Noble Corp.	11,100	721,056
Oceaneering International, Inc.(a)	99,700	7,681,885
ONEOK, Inc.	110,700	5,405,481
Patterson-UTI Energy, Inc.	38,900	1,401,956
Rowan Companies, Inc.	24,000	1,122,000
Schlumberger, Ltd.	231,200	24,837,815
Seadrill, Ltd.	230,300	7,042,571
Suncor Energy, Inc.	80,000	4,649,600
Tenaris S.A. - ADR	133,900	9,975,550
Transocean, Inc.(a)	50,889	7,754,975
Weatherford International, Ltd.(a)	442,000	21,918,780
		140,922,185
Tankers 1.11%
DryShips, Inc.	140,700	11,281,326
Golar LNG, Ltd.	32,000	495,680
		11,777,006

TOTAL ENERGY		449,354,877

Finance 15.52%
Banks 12.93%
The Charles Schwab Corp.	16,537	339,670
Banco Bradesco S.A. - ADR	668,250	13,672,394
Banco Itau Holding Financeira S.A. - ADR	621,750	12,627,743
Banco Santander Chile S.A. - ADR	208,400	8,963,284
Bangkok Bank PLC	806,500	2,870,450
Bank Mandiri Persero Tbk PT	17,759,000	5,007,961
Bank of Yokohama, Ltd.	474,000	3,276,508
Bank Rakyat Indonesia	5,924,000	3,276,833
BlackRock Kelso Capital Corp.	651,400	6,162,244
Daewoo Securities Co., Ltd.	186,560	3,361,843
Daishin Security System Co., Ltd.	329,600	1,540,781
Hana Financial Group, Inc.	239,500	9,215,502
ICICI Bank, Ltd. - ADR(a)	176,900	5,087,644
Indochina Capital Vietnam Holdings, Ltd.(a)	700,000	3,500,000
Kasikornbank PLC	984,800	2,091,246
Kookmin Bank - ADR	51,300	3,001,563
Korea Exchange Bank	225,800	3,097,586
LG Corp.	32,000	2,077,147
Malayan Banking BHD	248,850	536,922
Melco International Development, Ltd.	1,040,000	1,000,353
Merrill Lynch & Co., Inc.	30,000	951,300
Mirae Asset Securities	21,700	2,126,332
PennantPark Investment Corp.	609,700	4,395,937
Public Bank BHD	1,530,000	4,869,778
Sberbank	722,500	2,283,100
Shizuoka Bank, Ltd.	349,000	3,562,801
Siam Commercial Bank PCL - NVDR	3,066,000	7,106,774
Star Asia Financial, Ltd.(b) (c)	300,000	570,000
Unibanco - Uniao de Bancos Brasileiros - GDR	97,100	12,324,903
VTB Bank OJSC	212,500	1,476,875
Woori Finance Holdings Co., Ltd.	343,300	5,464,314
Woori Investment & Securities Co., Ltd.	77,100	1,400,411
		137,240,199
Non-Bank 2.59%
Apollo Investment Corp.	1,231,800	17,651,694
Ares Capital Corp.	350,400	3,532,032
Daiwa Securities Group, Inc.	183,000	1,682,045
IntercontinentalExchange, Inc.(a)	21,600	2,462,400
Maiden Holdings, Ltd.(b)	100,900	645,760
Mitsui Sumitomo Insurance Group Holdings, Inc.(a)	44,000	1,516,598
		27,490,529
TOTAL FINANCE		164,730,728

Gold/Metals 2.20%
Gerdau Ameristeel Corp.	239,700	4,626,210
Nucor Corp.	114,500	8,549,715
Rio Tinto PLC - Sponsored ADR	7,400	3,663,000
Severstal	121,100	3,136,490
Ternium SA	79,100	3,322,200
		23,297,615

Health Care 0.70%
BioSphere Medical, Inc.(a)	109,500	377,775
Genzyme Corp.(a)	60,300	4,342,806
ImClone Systems, Inc.(a)	44,100	1,784,286
Molecular Insight Pharmaceuticals, Inc.(a)	172,000	947,720
		7,452,587
Industrial 9.98%
Advantest Corp.	98,000	2,062,721
Aegean Marine Petroleum Network, Inc.	201,800	8,211,242
Bakrie Sumatera Plantations Tbk PT	10,607,000	2,162,816
Byd Co., Ltd.	1,204,220	1,544,416
Chicago Bridge & Iron Company	136,500	5,435,430
Crown Holdings, Inc.(a)	67,700	1,759,523
Daelim Industrial Co., Ltd.	15,500	1,585,488
Dongyang Mechatronics Corp.	377,400	2,334,284
Dore Holdings, Ltd.(b)	1,927,452	108,766
EI Du Pont de Nemours & Co.	80,600	3,456,934
Energy Conversion Devices, Inc.(a)	73,000	5,375,720
Foster Wheeler Ltd.(a)	47,800	3,496,570
Golden Agri-Resources, Ltd.	3,908,000	2,585,131
Guangzhou Shipyard International Co., Ltd.	660,000	1,692,905
Hitachi Construction Machinery Co., Ltd.	101,900	2,854,947
Huaneng Power International, Inc.	4,993,000	3,464,315
IOI Corp. BHD	977,000	2,227,590
Kokuyo Company Ltd.	103,500	925,978
Komatsu, Ltd.	209,700	5,845,571
Maanshan Iron & Steel Co., Ltd.	4,320,000	2,509,808
Nine Dragons Paper Holdings, Ltd.	1,440,000	1,122,857
PT Astra International Tbk	4,515,700	9,428,115
Shougang Concord International Enterprises Co., Ltd.	9,300,000	3,041,457
Sinopec Shanghai Petrochemical Co., Ltd.	3,734,000	1,283,417
Smurfit-Stone Container Corp.(a)	403,300	1,641,431
Spirit Aerosystems Holdings, Inc.(a)	32,400	621,432
STX Engine Co., Ltd.	35,100	1,370,714
United States Steel Corp.	150,000	27,717,000
		105,866,578
Insurance 2.18%
ACE, Ltd.	30,000	1,652,700
Castlepoint Holdings, Ltd.	124,800	1,134,432
Fidelity National Financial, Inc.	724,600	9,129,960
Montpelier Re Holdings, Ltd.	646,000	9,528,501
The Travelers Cos, Inc.	40,000	1,736,000
		23,181,593
Media 0.53%
Kyocera Corp.	15,700	1,478,552
Nippon Television Network Corp.	36,400	4,161,566
		5,640,118
Metals & Mining 4.10%
Agnico-Eagle Mines, Ltd.	39,600	2,945,052
Anglo American PLC - ADR	84,410	2,992,335
Cameco Corp.	171,300	7,343,631
Denison Mines Corp.(a)	140,100	1,224,175
First Uranium Corp.(a)	32,000	197,078
Freeport-McMoRan Copper & Gold, Inc.	185,828	21,777,183
Gerdau S.A. - ADR	220,200	5,287,002
Paladin Energy, Ltd.(a)	211,500	1,299,661
Uex Corp.(a)	12,700	55,548
Uranium One, Inc.(a)	56,000	263,607
Ur-Energy, Inc.(a)	108,600	247,084
		43,632,356
Real Estate 6.12%
Aeon Mall Co. Ltd.	116,480	3,444,434
Bakrieland Development Tbk PT(a)	41,200,000	1,586,334
Cheung Kong Holdings, Ltd.	346,900	4,675,904
Cosco Corp. Singapore, Ltd.	540,000	1,270,075
Great Eagle Holdings, Ltd.	1,595,517	4,706,389
Hang Lung Properties, Ltd.	516,000	1,654,429
Henderson Land Development Co., Ltd.	1,328,000	8,277,380
Hopewell Holdings, Ltd.	464,000	1,648,376
Hysan Development Co., Ltd.	1,688,069	4,633,002
Hyundai Development Co.	58,100	2,943,741
Italian-Thai Development PLC	9,882,000	1,773,351
Kerry Properties, Ltd.	280,000	1,470,518
Shun Tak Holdings, Ltd.(b)	280,000	262,144
Sino Land Co.	1,456,049	2,894,451
SP Setia BHD	206,500	185,803
Sun Hung Kai Properties, Ltd.	1,287,000	17,463,157
Wharf Holdings, Ltd.	1,240,875	5,196,007
YNH Property BHD	1,570,400	845,877
		64,931,372

Real Estate Investment Trusts (REITS) 2.07%
Annaly Capital Management, Inc.	588,800	9,132,288
Anworth Mortgage Asset Corp.	312,400	2,033,724
Hatteras Financial Corp.(a) (b)	233,300	5,363,567
Hatteras Financial Corp.	236,900	5,446,331
Regal Real Estate Investment Trust	182,576	37,699
		22,013,609
Technology & Communications 16.10%
Akamai Technologies, Inc.(a)	236,000	8,210,440
Centron Telecom International Holdings, Ltd.	1,018,000	223,256
China Telecom Corp., Ltd.	3,206,000	1,743,363
Chunghwa Telecom Co., Ltd.	369,700	9,379,289
Cisco Systems, Inc.(a)	822,000	19,119,720
Comcast Corp.	536,600	10,066,616
Corning, Inc.	186,900	4,308,045
CTC Media, Inc.(a)	165,000	4,068,900
Fairchild Semiconductor International, Inc.(a)	195,700	2,295,561
Ingram Micro, Inc.(a)	509,400	9,041,850
Intel Corp.	1,378,700	29,614,476
Marvell Technology Group, Ltd.(a)	283,100	4,999,546
Microsoft Corp.	870,900	23,958,459
Mobile Telesystems	62,900	4,818,769
Nan Ya Printed Circuit Board Corp.	441,367	2,210,252
Net Servicos de Comunicacao S.A. - ADR	239,900	3,020,341
Nvidia Corp.(a)	185,000	3,463,200
Oracle Corp.(a)	645,500	13,555,500
Radvision, Ltd.(a)	518,700	3,158,883
Samsung Electronics Co., Ltd.	14,650	8,753,167
Sistema JSFC	87,200	2,621,232
Vimpel-Communications	75,000	2,226,000
		170,856,865
Transportation 1.35%
Babcock & Brown Air, Ltd. - ADR	263,300	2,627,734
Continental Airlines, Inc.(a)	34,900	352,839
Delta Air Lines, Inc.(a)	81,800	466,260
Safe Bulkers, Inc.(a)	127,100	2,394,564
Seaspan Corp.	352,500	8,467,050
		14,308,447
Utilities 9.92%
AES Corp.(a)	556,800	10,696,128
Calpine Corp.(a)	481,000	10,851,360
Constellation Energy Group, Inc.	78,100	6,412,010
DPL, Inc.	140,000	3,693,200
Enbridge, Inc.	149,800	6,472,676
Entergy Corp.	83,700	10,084,176
Equitable Resources, Inc.	163,000	11,256,780
FirstEnergy Corp.	69,600	5,730,168
FPL Group, Inc.	104,200	6,833,436
Mirant Corp.(a)	32,000	1,252,800
National Fuel Gas Co.	210,745	12,535,113
NRG Energy, Inc.(a)	157,100	6,739,590
Quanta Services, Inc.(a)	55,100	1,833,177
Reliant Energy, Inc.(a)	125,000	2,658,750
Williams Cos., Inc.	205,200	8,271,612
		105,320,976

TOTAL COMMON STOCKS
(Cost $1,174,219,460)		1,252,068,940

EXCHANGE TRADED FUNDS 2.34%
iShares FTSE/Xinhua China 25 Index Fund	99,100	13,030,659
iShares MSCI Hong Kong Fund	147,500	2,497,175
UltraShort QQQ ProShares	208,600	9,339,022

TOTAL EXCHANGE TRADED FUNDS
(Cost $25,636,449)		24,866,856

	Principal Amount
PARTICIPATION NOTES 0.22%
Acer, Inc.(a)	$1,192,000	2,348,420

TOTAL PARTICIPATION NOTES
(Cost $2,588,309)		2,348,420

	Shares
PREFERRED STOCKS 3.55%
Bank of America Corp., 8.200%	69,000	1,711,890
Citigroup, Inc., 8.125%	389,300	8,720,320
Deutsche Bank Contingent Capital Trust V, 8.050%	146,900	3,516,786
Federal National Mortgage Association (FNMA), 7.000%(d)	195,550	9,270,302
Federal National Mortgage Association (FNMA), 8.250%	89,100	2,044,845
Freddie Mac, 8.375%	92,000	2,235,600
JPMorgan Chase Capital XXVI, 8.000%(d)	148,500	3,844,665
Merrill Lynch & Co. Inc, 8.625%	271,800	6,305,760

TOTAL PREFERRED STOCKS
(Cost $39,635,689)		37,650,168

Description and Maturity Date	Coupon Rate	Principal Amount	Value
CORPORATE BONDS 2.32%
Anadarko Petroleum Corp.
09/15/2009(d)	3.176%	$3,205,000	3,169,232
Bank of America Corp.
12/29/2049(d)	8.000%	3,700,000	3,475,188
Comcast Cable Communications LLC
06/15/2009	6.875%	3,070,000	3,153,789
Comcast Corp.
01/15/2010	5.850%	3,070,000	3,118,540
Merrill Lynch & Co., Inc.
Series MTNC, 09/09/2009(d)	2.937%	6,100,000	5,870,122
Morgan Stanley
01/15/2010	4.000%	3,070,000	3,016,373
01/18/2011(d)	2.984%	3,000,000	2,853,219

TOTAL CORPORATE BONDS
(Cost $24,995,501)			24,656,463

ASSET/MORTGAGE BACKED SECURITIES 12.60%
Fannie Mae Pool
Series 2008-257201, 05/01/2018	5.000%	12,978,125	12,932,727
Series 2008-889279, 03/01/2023	5.000%	5,387,619	5,341,264
Series 2007-888430, 11/01/2033	5.000%	5,943,125	5,734,302
Series 2005-735383, 04/01/2035	5.000%	3,565,342	3,435,610
Federal Home Loan Mortgage Corporation (FHLMC) Gold
Series 2006-A44797, 04/01/2036	6.000%	4,248,780	4,298,486
Freddie Mac Gold Pool
Series 2006-A44797, 12/01/2018	4.500%	5,944,451	5,817,020
Series 2006-2342, 10/01/2036	5.000%	5,254,837	5,047,208
Ginnie Mae II pool
Series 2007-3939, 01/20/2037	5.000%	1,401,676	1,355,583
Series 2007-3952, 02/20/2037	5.000%	1,939,095	1,875,330
Series 2007-3964, 03/20/2037	5.000%	14,761,893	14,276,463
Series 2007-4015, 08/20/2037	5.000%	934,719	903,982
Series 2007-4026, 09/20/2037	5.000%	794,085	767,972
Series 2007-4037, 10/20/2037	5.000%	1,007,271	974,148
Series 2008-4097, 03/20/2038	5.000%	2,527,952	2,444,146
Series 2008-4113, 04/20/2038	5.000%	12,556,695	12,140,415
Government National Mortgage Association (GNMA)
Series 2006-8, Class A, 08/16/2025	3.942%	2,352,725	2,342,025
Series 2006-68, Class A, 07/16/2026	3.888%	3,578,653	3,541,270
Series 2006-3, Class A, 01/16/2028	4.212%	5,626,160	5,599,273
Series 2006-32, Class A, 01/16/2030	5.079%	8,971,879	9,025,746
Series 2006-66, Class A, 08/16/2030	4.087%	4,064,960	4,032,558
Series 2006-67, Class A, 11/16/2030	3.947%	2,163,542	2,139,434
Series 2005-79, Class A, 10/16/2033	3.998%	1,196,712	1,188,794
Series 2008-22, Class A, 05/16/2035	3.500%	5,678,122	5,521,860
Series 2007-37, Class SB, 03/20/2037(d)	14.001%	2,083,213	2,030,784
Series 2007-37, Class SA, 03/20/2037(d)	14.001%	2,598,927	2,611,243
Series 2007-37, Class SY, 06/16/2037(d)	15.410%	1,468,401	1,429,921
Series 2008-45, Class A, 05/01/2048	3.576%	17,158,927	16,938,400

TOTAL ASSET/MORTGAGE BACKED SECURITIES
(Cost $135,250,270)			133,745,964

GOVERNMENT & AGENCY OBLIGATIONS 3.73%
Federal Farm Credit Bank
09/06/2011	3.950%	6,300,000	6,301,001
05/01/2013	4.250%	5,635,000	5,625,516
Federal National Mortgage Association
04/08/2013	4.000%	4,495,000	4,473,294
Freddie Mac
05/20/2013	4.350%	6,140,000	6,140,461
U.S. Treasury Bonds
06/30/2012	4.875%	16,000,000	17,017,504

TOTAL GOVERNMENT & AGENCY OBLIGATIONS
(Cost $38,859,609)			39,557,776

STRUCTURED NOTES 1.21%
Merrill Lynch & Co., Inc.
01/29/2022(b)(c)(d)	9.580%	19,500,000	12,870,000
TOTAL STRUCTURED NOTES
(Cost $19,500,000)			12,870,000

	Expiration	Exercise	Number of
	Date	Price	Contracts	Value
PURCHASED OPTIONS 1.73%
Purchased Call Options 1.07%
Caterpillar, Inc.	January, 2009	$60.00	1,000	1,597,500
Cisco Systems, Inc.	January, 2009	27.50	9,000	783,000
Freeport-McMoRan Copper & Gold, Inc.	January, 2009	115.00	1,000	1,930,000
Industrial Select Sector SPDR Fund	January, 2009	30.00	1,000	2,365,000
Petroleo Brasileiro SA	January, 2009	60.00	2,000	2,990,000
Schlumberger Ltd.	January, 2009	100.00	1,000	1,655,000

TOTAL PURCHASED CALL OPTIONS
(Cost $12,747,637)				11,320,500

Purchased Put Options 0.66%
Energy Select Sector SPDR Fund	September, 2008	88.00	10,000	5,300,000
iShares Russell 2000 Index Fund	September, 2008	70.00	2,700	1,208,250
Oil Service HOLDRs Trust	July, 2008	155.00	1,500	3,000
Oil Service HOLDRs Trust	October, 2008	170.00	2,000	464,000

TOTAL PURCHASED PUT OPTIONS
(Cost $14,213,655)				6,975,250

TOTAL PURCHASED OPTIONS
(Cost $26,961,292)				18,295,750

	Interest
	Rate	Shares	Value
SHORT TERM INVESTMENTS 1.00%
JP Morgan Prime Money Market Fund(e)	2.380%	10,593,867	10,593,867

TOTAL SHORT TERM INVESTMENTS
(Cost $10,593,867)			10,593,867

Total Investments* - 146.67%
(Cost $1,498,240,446)			1,556,654,204

Liabilities in Excess of Other Assets - (46.67%)			(495,341,230)

NET ASSETS - 100.00%			$1,061,312,974

	Expiration	Exercise	Number of
	Date	Price	Contracts	Value
SCHEDULE OF OPTIONS WRITTEN
Call Options Written
Caterpillar, Inc.	January, 2009	$80.00	1,000	$(440,000)
Freeport-McMoRan Copper & Gold, Inc.	January, 2009	145.00	1,000	(757,500)
Petroleo Brasileiro SA	January, 2009	75.00	2,000	(1,450,000)
Schlumberger Ltd.	January, 2009	90.00	2,000	(4,600,000)

TOTAL CALL OPTIONS WRITTEN
(Premiums received $3,139,832)				(7,247,500)

Put Options Written
Energy Select Sector SPDR Fund	September, 2008	80.00	10,000	(2,375,000)
iShares Russell 2000 Index Fund	September, 2008	62.00	2,700	(441,450)
Oil Service HOLDRs Trust	July, 2008	135.00	1,500	(2,250)
Oil Service HOLDRs Trust	October, 2008	140.00	2,000	(91,000)

TOTAL PUT OPTIONS WRITTEN
(Premiums received $6,811,698)				(2,909,700)

TOTAL OPTIONS WRITTEN
(Premiums received $9,951,530)				$(10,157,200)

SCHEDULE OF SECURITIES SOLD SHORT

	Shares	Value
Aluminum Corp. of China, Ltd.	(116,400)	$(3,322,056)
American International Group, Inc.	(204,100)	(5,400,486)
Ameriprise Financial, Inc.	(63,200)	(2,570,344)
Ashland, Inc.	(15,000)	(723,000)
Boston Properties, Inc.	(26,600)	(2,399,852)
Comerica, Inc.	(133,800)	(3,429,294)
Dawson Geophysical Co.	(5,500)	(327,030)
Dexia S.A.	(223,700)	(3,578,411)
Energy Select Sector SPDR	(86,888)	(7,653,964)
Fannie Mae	(406,500)	(7,930,815)
Financial Select Sector SPDR	(501,200)	(10,099,180)
Freddie Mac	(424,400)	(6,960,160)
General Motors Corp.	(268,100)	(3,083,150)
HSBC Holdings PLC - Sponsored ADR	(61,300)	(4,701,710)
iShares Dow Jones US Real Estate Index Fund	(161,900)	(9,867,805)
iShares MSCI Emerging Markets Fund	(86,933)	(11,786,376)
iShares MSCI Germany	(67,700)	(1,997,150)
iShares MSCI Mexico Investable Market Index Fund	(107,600)	(6,126,744)
iShares Russell 2000 Index Fund	(525,400)	(36,268,362)
JPMorgan Chase & Co.	(122,000)	(4,185,820)
Li & Fung, Ltd.	(464,000)	(1,398,442)
Martin Marietta Materials, Inc.	(30,000)	(3,107,700)
Metavante Technologies, Inc.	(684)	(15,472)
Nippon Steel Corp.	(910,000)	(4,927,720)
Oil Service HOLDRs Trust	(90,000)	(19,980,900)
Regional Bank HOLDRs Trust	(31,400)	(2,835,734)
SPDR Trust Series 1	(70,800)	(9,062,400)
SunTrust Banks, Inc.	(32,400)	(1,173,528)
Swift Energy Co.	(46,600)	(3,078,396)
Toro Co.	(10,700)	(355,989)

TOTAL SECURITIES SOLD SHORT
(Proceeds $205,592,700)		$(178,347,990)

Abbreviations

S.A. - Generally designates corporations in various countries, mostly those employing the civil law.

ASA - Allmennaksjeselskap is the Norweigan term for a public limited company

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PLC - Public Limited Company

PCL - Public Company Limited

PT - equivalent to Public Limited Company in Indonesia

BHD - Berhad (in Malaysia; equivalent to Public Limited Company)

OJSC - Open Joint Stock Company

JSFC - Joint Stock Financial Corporation

Tbk - Terbuka (stock symbol in Indonesian)

SPDR - Standard & Poor’s Depositary Receipt

LLC - Limited Liability Company

AG - Aktiengesellschaft is a German acronym on company names meaning public company

Notes to Statement of Investments

* All securities are being held as collateral for borrowings, written options and/or short sales as of June 30, 2008.

(a) Non-Income Producing Security.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2008, these securities had a total value of $20,929,551 or 1.97% of total net assets.

(c) Fair valued security; valued in accordance with procedures approved by the Fund’s Board of Trustees. As of June 30, 2008, these securities had a total value of $13,440,000 or 1.27% of total net assets.

(d) Floating or variable rate security - rate disclosed as of June 30, 2008.

(e) Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

For Fund compliance purposes, the Fund’s industry classifications refer to any one of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

Income Tax Information:
Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:
As of June 30, 2008
Gross appreciation (excess of value over tax cost)	$207,131,646
Gross depreciation (excess of tax cost over value)	(153,875,242)
Net unrealized appreciation	$53,256,404
Cost of investments for income tax purposes	$1,503,397,800

See Notes to Quarterly Statement of Investments

Notes to Quarterly Statement of Investments

June 30, 2008 (unaudited)

1.  Significant Accounting and Operating Policies

Clough Global Opportunities Fund is a closed-end management investment company (the “Fund”) that was organized under the laws of the state of Delaware by an Agreement and Declaration of Trust dated January 12, 2006.   The Fund is a non-diversified series with an investment objective to provide a high level of total return. The Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest.

The following summarizes the significant accounting policies of the Fund.

Security Valuation:  The net asset value per Share of the Fund is determined no less frequently than daily, on each day that the American Stock Exchange (the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time).  Trading may take place in foreign issues held by the Fund at times when the Fund is not open for business.  As a result, the Fund’s net asset value may change at times when it is not possible to purchase or sell shares of the Fund.  Securities held by the fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day.  Over-the-counter securities traded on NASDAQ are valued based upon the closing price.  Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or pricing services at the mean between the latest available bid and asked prices.  As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities.  Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value, unless the Trustees determine that under particular circumstances such method does not result in fair value.  Over-the-counter options are valued at the mean between bid and asked prices provided by dealers.  Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices.  Securities for which there is no such quotation or valuation and all other assets are valued at fair value in good faith by or at the direction of the Trustees.

Foreign Securities:  The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

Fair Valuation: If the price of a security is unavailable in accordance with the Fund’s pricing procedures, or the price of a security is suspect, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined pursuant to procedures adopted by the Board of Trustees. For this purpose, fair value is the price that the Fund reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that the Fund could actually receive on a sale of the security. As of June 30, 2008, securities which have been fair valued represented 1.27% of the Fund’s net assets.

The Fund adopted the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements,” on April 1, 2008.  FAS 157 established a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Quoted prices in active markets for identical investments

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2008.

Valuation Inputs	Investments in Securities at Value	Other Financial Instruments* Unrealized Appreciation (Depreciation)
Level 1 - Quoted Prices	$1,359,923,085	$—
Level 2 - Other Significant Observable Inputs	$196,161,119	$
Level 3 - Significant Unobservable Inputs	$570,000	$—
Total	$1,556,654,204	$

* Other financial instruments include futures, forwards and swap contracts.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments (OFI)	OFI – Market Value
Balance as of 3/31/08	$2,250,000
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(1,680,000)
Net purchases/(sales)	—
Transfers in and/or out of level 3	—
Balance as of 6/30/08	$570,000

Options:  In order to hedge against adverse market shifts, the Fund may utilize up to 12% of its total assets to purchase put and call options on securities.  The Fund may also utilize an additional 12% of its total assets to purchase put and call options on domestic stock indices to hedge against risks of market-wide price movements affecting its assets.  When a Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid.

The Fund may also write covered put and call options on securities and stock indices.  When a Fund writes a put or call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing securities.

Written option activity as of June 30, 2008 was as follows:

                                                                             CALL OPTIONS WRITTEN

	Number of	Amount of
	Contracts	Premiums
Options outstanding as of March 31, 2008	12,000	$3,315,791
Positions opened	3,000	1,822,260
Options expired	—	—
Options closed	(9,000)	(1,998,219)

Outstanding, June 30, 2008	6,000	$3,139,832
Market Value, June 30, 2008		$(7,247,500)

                                                                             PUT OPTIONS WRITTEN

	Number of	Amount of
	Contracts	Premiums
Options outstanding as of March 31, 2008	18,600	$9,781,050
Positions opened	10,000	3,362,481
Options expired	(12,400)	(6,331,833)
Options closed	—	—

Outstanding, June 30, 2008	16,200	$6,811,698
Market Value, June 30, 2008		$(2,909,700)

Short Sales:  The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security.  When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Securities Transactions and Investment Income:  Investment security transactions are accounted for as of trade date.  Dividend income is recorded on the ex-dividend date.  Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.  Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the highest cost basis for both financial reporting and income tax purposes.

Item 2 - Controls and Procedures.

(a)                                 The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLOUGH GLOBAL OPPORTUNITIES FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	August 29, 2008

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	August 29, 2008